Other Payable	12 Months Ended
Dec. 31, 2011
Payables and Accruals [Abstract]
Accounts Payable, Accrued Liabilities, and Other Liabilities Disclosure, Current [Text Block]

NOTE 8 – OTHER PAYABLE

Other payable consists of the following:

	December 31, 2011	December 31, 2010

Dividend Payable	$330,854	$574,247
	$330,854	$574,247

Dividend payable was based on 5% annual rate of issued preferred shares. Dividend payable was valued at $330,854  and $574,247 as of December 31, 2011 and 2010 respectively.